Income tax and deferred taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense [Line Items]
Deferred tax assets	$ 157,564	$ 302,236
Deferred tax liabilities	(298,379)	(394,688)
Total	(140,815)	(92,452)	$ 314,646
Unrealized profit
Major Components Of Tax Expense [Line Items]
Deferred tax assets	157,503	321,340
Deferred tax liabilities	0	0
Total	157,503	321,340	655,695
Property, plant and equipment and capitalized interest
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(314,309)	(240,056)
Total	(314,309)	(288,116)	(244,560)
Restoration and rehabilitation provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	5,220	6,336
Deferred tax liabilities	0	0
Total	5,220	6,336
Manufacturing expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(154,906)	(159,879)
Total	(154,906)	(159,879)	(139,383)
Employee benefits and unemployment insurance
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(8,736)	(9,438)
Total	(8,736)	(9,438)	(8,995)
Vacation accrual
Major Components Of Tax Expense [Line Items]
Deferred tax assets	9,001	9,373
Deferred tax liabilities	0	0
Total	9,001	9,373	7,650
Inventory provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	16,353	34,718
Deferred tax liabilities	0	0
Total	16,353	34,718	27,512
Materials provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	20,293	14,405
Deferred tax liabilities	0	0
Total	20,293	14,405	11,915
Others employee benefits
Major Components Of Tax Expense [Line Items]
Deferred tax assets	10,291	6,561
Deferred tax liabilities	0	0
Research and development expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(17,239)	(16,046)
Total	(17,239)	(16,046)	(12,294)
Bad debt provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	3,060
Deferred tax liabilities	(203)	0
Total	(203)	1,957	715
Provision for legal complaints and expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	2,788	2,932
Deferred tax liabilities	0	0
Total	2,788	2,932	6,827
Loan acquisition expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(17,604)	(12,735)
Financial instruments recorded at market value
Major Components Of Tax Expense [Line Items]
Deferred tax assets	3,277	0
Deferred tax liabilities	0	(52,016)
Total	3,277	(52,016)	5,226
Specific tax on mining activity
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(1,398)	(3,303)
Total	(1,398)	(3,303)	(5,799)
Specific tax on lithium mining activity
Major Components Of Tax Expense [Line Items]
Deferred tax assets	4,049
Deferred tax liabilities	0
Total	4,049	0
Tax loss benefit
Major Components Of Tax Expense [Line Items]
Deferred tax assets	129,123	23,340
Deferred tax liabilities	0	0
Total	129,123	74,347	10,059
Other
Major Components Of Tax Expense [Line Items]
Deferred tax assets	15,422	0
Deferred tax liabilities	0	(21,119)
Total	15,422	(22,963)	2,913
Foreign items (other)
Major Components Of Tax Expense [Line Items]
Deferred tax assets	260	75
Deferred tax liabilities	0	0
Total	260	75	$ 96
Balances to date
Major Components Of Tax Expense [Line Items]
Deferred tax assets	373,580	422,140
Deferred tax liabilities	$ (514,395)	$ (514,592)